Gain (loss) on Financial Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Change in fair value	$ 2,661	$ (9,455)
Gains (losses) on financial liabilities at fair value through profit or loss	(15,739)	22,824
Gains (losses) on financial assets and liabilities at fair value through profit or loss	(13,078)	13,369
Gold Notes
Disclosure of detailed information about financial instruments [line items]
Gains (losses) on financial liabilities at fair value through profit or loss	(8,950)	910
Convertible Debenture
Disclosure of detailed information about financial instruments [line items]
Gains (losses) on financial liabilities at fair value through profit or loss	(1,032)	4,552
Unlisted Warrants
Disclosure of detailed information about financial instruments [line items]
Gains (losses) on financial liabilities at fair value through profit or loss	401	5,926
Listed Warrant
Disclosure of detailed information about financial instruments [line items]
Gains (losses) on financial liabilities at fair value through profit or loss	(6,158)	11,436
Aris Unlisted Warrant
Disclosure of detailed information about financial instruments [line items]
Change in fair value	0	(4,202)
Gold Notes
Disclosure of detailed information about financial instruments [line items]
Change in fair value	0	(115)
Denarius Warrants
Disclosure of detailed information about financial instruments [line items]
Change in fair value		2,700
Western Atlas Warrants
Disclosure of detailed information about financial instruments [line items]
Change in fair value	0	(14)
Embedded derivative asset in Senior Notes
Disclosure of detailed information about financial instruments [line items]
Change in fair value	0	(996)
Other gain (loss) on financial instruments
Disclosure of detailed information about financial instruments [line items]
Change in fair value	(1)	922
Denarius
Disclosure of detailed information about financial instruments [line items]
Change in fair value	$ 2,662	$ (5,050)